Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocation shares, authorized	1,000	1,000	1,000
Allocation shares, issued	1,000	1,000	1,000
Allocation shares, outstanding	1,000	1,000	1,000
Common shares, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	614,441	142,438	76,371
Common shares, shares outstanding	614,441	142,438	76,371
Series A Senior Convertible Preferred Shares
Senior convertible preferred shares, par value (in Dollars per share)
Senior convertible preferred shares, shares designated	4,450,460	4,450,460	4,450,460
Senior convertible preferred shares, shares issued	45,455	226,667	1,593,940
Senior convertible preferred shares, shares outstanding	45,455	226,667	1,593,940
Series B Senior Convertible Preferred Shares
Senior convertible preferred shares, par value (in Dollars per share)
Senior convertible preferred shares, shares designated	583,334	583,334	583,334
Senior convertible preferred shares, shares issued	0	91,567	464,899
Senior convertible preferred shares, shares outstanding	0	91,567	464,899
Series D Senior Convertible Preferred Shares
Senior convertible preferred shares, par value (in Dollars per share)
Senior convertible preferred shares, shares designated	7,292,036	7,292,036
Senior convertible preferred shares, shares issued	1,966,570	0
Senior convertible preferred shares, shares outstanding	1,966,570	0
Previously Reported
Allocation shares, authorized		1,000
Allocation shares, issued		1,000
Allocation shares, outstanding		1,000
Common shares, par value (in Dollars per share)		$ 0.001
Common shares, shares authorized		500,000,000
Common shares, shares issued		142,438
Common shares, shares outstanding		142,438
Previously Reported | Series A Senior Convertible Preferred Shares
Senior convertible preferred shares, par value (in Dollars per share)
Senior convertible preferred shares, shares designated		4,450,460
Senior convertible preferred shares, shares issued		226,667
Senior convertible preferred shares, shares outstanding		226,667
Previously Reported | Series B Senior Convertible Preferred Shares
Senior convertible preferred shares, par value (in Dollars per share)
Senior convertible preferred shares, shares designated		583,334
Senior convertible preferred shares, shares issued		91,567
Senior convertible preferred shares, shares outstanding		91,567